N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000154615 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
C000154615 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%
C000154616 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
C000154616 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%
C000074529 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
C000074529 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%
C000074528 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
C000074528 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%